Related Parties and Others - Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 2,664	₩ 2,622	₩ 3,724
Expenses related to the defined benefit plan	553	794	488
Key management personnel compensation	₩ 3,217	₩ 3,416	₩ 4,212